Acquisition (Tables)	6 Months Ended
Jun. 30, 2024
Acquisition [Abstract]
Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities Assumed	The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition based on a valuation report performed by an independent valuation firm engaged by the Group. The valuation report considered generally accepted valuation methodologies such as the income, market and cost approaches.
Amount
Total consideration for acquisition	$13,854,016

Assets acquired and liabilities assumed:
Cash acquired	47,073
Accounts receivable	1,048,422
Loan receivable	40,052
Prepayments, deposits and other current assets	650,632
Intangible assets, net	8,134,797
Accounts payable	(1,401,816)
Deferred revenue	(378,979)
Other current liabilities	(3,212)
Deferred tax liabilities	(2,033,699)
Total net assets acquired	6,103,270
Goodwill	$7,750,746